Fair Value Measurement (Fair Value, Debt) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 1,658,092	$ 1,650,394
Western Refining, Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	887,625	889,000
Western Refining, Inc. [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	838,373	867,178
Northern Tier Energy LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	372,500	350,000
Northern Tier Energy LP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	367,250	360,500
Western Refining Logistics, LP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	430,000	445,000
Western Refining Logistics, LP [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 400,000	$ 439,000